Employee Benefits - Bonus Expenses Under Performance Related Bonus Plan (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Bonus Expenses [Line Items]
Wages and salaries	€ 1,165,433	€ 985,883	€ 835,563
Deferred Bonus [Member]
Bonus Expenses [Line Items]
Wages and salaries	47,967	48,957	32,698
Deferred Bonus [Member] | Senior Management [Member]
Bonus Expenses [Line Items]
Wages and salaries	€ 44,562	€ 45,462	€ 30,631